Columbia Oregon Intermediate Municipal Bond Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.4%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	4.050%	1,900,000	1,900,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.050%	1,000,000	1,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	4.050%	2,500,000	2,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	2,000,000	2,000,000
Total			7,400,000
Total Floating Rate Notes (Cost $7,400,000)			7,400,000

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.4%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2031	5.000%	1,750,000	1,766,438
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,928,209
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,746,995
07/01/2036	5.000%	650,000	674,577
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,208,219
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-30
07/01/2042	5.250%	4,000,000	4,365,360
Total			16,689,798
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	45,000	45,054
06/15/2035	5.500%	540,000	542,347
Total			587,401
Higher Education 2.0%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	552,444
05/01/2036	5.000%	1,500,000	1,502,944
Oak Tree Foundation Project
Series 2017
03/01/2025	5.000%	200,000	200,306
Pacific University
Series 2022
05/01/2037	4.000%	635,000	590,851
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	501,804
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	504,044
04/01/2031	5.000%	530,000	534,020
Oregon State University(e)
Refunding Revenue Bonds
Series 2025C
04/01/2045	5.000%	1,620,000	1,714,884
Total			6,101,297

Columbia Oregon Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 12.2%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	270,691
09/01/2030	5.000%	830,000	844,135
09/01/2031	5.000%	500,000	507,319
09/01/2032	5.000%	270,000	273,764
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,292,307
08/15/2037	5.000%	2,900,000	3,094,941
08/15/2039	4.000%	1,100,000	1,080,647
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,684,682
Series 2019A
07/01/2032	5.000%	5,175,000	5,601,156
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,350,166
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,089,246
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,629,201
06/01/2034	5.000%	3,185,000	3,239,903
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,601,160
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,024,765
05/15/2030	5.000%	1,000,000	1,024,279
05/15/2031	5.000%	1,025,000	1,048,550
05/15/2041	4.000%	2,500,000	2,443,158
Series 2019
05/15/2037	5.000%	2,305,000	2,432,577
Total			37,532,647
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 29.7%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	525,796
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Bonds
Series 2018B
06/15/2035	5.000%	2,500,000	2,638,870
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,006,118
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,415,103
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	545,344
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,101,112
Series 2015
06/15/2026	4.000%	1,745,000	1,755,549
City of Bend
Limited General Obligation Bonds
Series 2024
06/01/2041	5.000%	1,765,000	1,972,613
06/01/2042	5.000%	1,505,000	1,674,912
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,693,914
06/01/2027	5.000%	1,715,000	1,732,838
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	685,554
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,763,763
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,044,648
Columbia Oregon Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	618,660
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	295,936
06/15/2029	5.000%	435,000	476,197
Clackamas Community College District(f)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	790,604
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,520,533
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,663,348
Clackamas County School District No. 35 Molalla River
Unlimited General Obligation Bonds
Series 2024B
06/15/2041	5.000%	800,000	884,105
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,779,749
Clatsop County School District No. 30 Warrenton-Hammond(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	653,525
Columbia County School District No. 502(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	208,646
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	532,391
06/15/2035	5.000%	1,000,000	1,062,567
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	658,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2033	4.000%	380,000	396,440
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,616,035
Series 2020
06/15/2029	5.000%	550,000	600,841
06/15/2038	4.000%	2,500,000	2,535,504
Jackson County School District No. 4(g)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	709,130
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,202,866
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,161,958
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2033	4.000%	1,000,000	1,038,675
06/15/2037	4.000%	2,000,000	2,042,066
Lane County School District No. 1 Pleasant Hill(g)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,515,852
Lane County School District No. 19 Springfield(g)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,719,017
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2028	0.000%	1,480,000	1,310,398
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,635,042
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,052,346
06/15/2035	5.000%	2,480,000	2,595,106

Columbia Oregon Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,065,483
06/15/2033	5.000%	240,000	255,395
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(g)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,807,823
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,154,709
Multnomah County School District No. 7 Reynolds(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,179,896
Oregon Coast Community College District(g)
Unlimited General Obligation Bonds
Series 2024
06/15/2041	0.000%	400,000	418,149
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	751,530
02/01/2028	4.000%	1,000,000	1,002,352
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,030,758
Series 2023
06/15/2038	5.000%	1,000,000	1,123,374
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,170,328
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,015,947
Series 2020B
06/15/2033	5.000%	1,450,000	1,596,396
06/15/2034	5.000%	2,000,000	2,190,875
Washington Clackamas & Yamhill Counties School District No. 88J(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,023,626
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,714,650
Total			91,333,262
Multi-Family 1.0%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	100,000	98,768
10/01/2036	5.000%	1,000,000	972,580
State of Oregon Housing & Community Services Department(b)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	2,000,000	1,993,752
Total			3,065,100
Municipal Power 2.7%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	355,735
12/01/2034	5.000%	400,000	406,554
12/01/2035	5.000%	410,000	416,630
12/01/2036	5.000%	440,000	447,021
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2024
08/01/2040	5.000%	525,000	590,531
08/01/2041	5.000%	500,000	557,476
08/01/2042	5.000%	650,000	721,611
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	559,675
08/01/2030	5.000%	420,000	443,174
08/01/2031	5.000%	450,000	473,975
08/01/2032	5.000%	250,000	262,981
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,511,699
12/01/2036	5.000%	1,545,000	1,591,949
Total			8,339,011
Columbia Oregon Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.2%
Warm Springs Reservation Confederated Tribe(d),(h)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	627,620
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	869,352
01/01/2029	5.000%	1,120,000	1,145,240
Total			2,014,592
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,247,090
12/01/2035	4.000%	1,290,000	1,282,241
Total			2,529,331
Refunded / Escrowed 5.4%
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	502,490
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,022,170
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	257,452
Puerto Rico Public Finance Corp.(h)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,238,301
State of Oregon
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015O
08/01/2035	5.000%	2,255,000	2,285,354
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,021,010
09/01/2032	4.000%	1,250,000	1,276,262
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,656,805
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	583,187
09/01/2035	5.000%	800,000	848,272
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,004,979
Total			16,696,282
Retirement Communities 1.1%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	220,926
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	326,179
12/01/2036	5.000%	900,000	900,633
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	728,898
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	559,203
05/15/2038	5.000%	500,000	506,113
Total			3,241,952
Single Family 2.8%
State of Oregon Housing & Community Services Department(e)
Refunding Revenue Bonds
Single-Family Mortgage Program
Series 2024
01/01/2036	4.050%	995,000	992,980
07/01/2036	4.050%	1,240,000	1,236,454
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,419,333
Series 2020A
07/01/2028	1.700%	1,040,000	949,054
01/01/2029	1.750%	1,010,000	912,289

Columbia Oregon Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
07/01/2035	2.000%	2,000,000	1,581,384
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	928,141
01/01/2029	1.200%	250,000	221,781
01/01/2030	1.450%	375,000	323,619
Total			8,565,035
Special Non Property Tax 12.1%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	455,749
06/15/2031	5.000%	725,000	758,464
06/15/2032	5.000%	780,000	815,001
Oregon State Lottery
Refunding Revenue Bonds
Series 2015D
04/01/2028	5.000%	1,500,000	1,511,573
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,862,573
Series 2019A
04/01/2036	5.000%	1,000,000	1,069,821
Series 2022A
04/01/2035	5.000%	2,250,000	2,513,140
Series 2023A
04/01/2039	5.000%	2,000,000	2,222,858
04/01/2040	5.000%	1,145,000	1,269,351
Series 2024A
04/01/2041	5.000%	2,000,000	2,228,412
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,179,590
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,044,898
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,156,805
11/15/2038	5.000%	1,020,000	1,097,836
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,212,868
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,288,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,233,506
Tri-County Metropolitan Transportation District
Revenue Bonds
Series 2019A
09/01/2038	5.000%	1,000,000	1,070,214
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,609,303
09/01/2039	4.000%	1,460,000	1,474,648
Total			37,075,470
State General Obligation 5.1%
State of Oregon
Limited General Obligation Bonds
Article XI-Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,308,832
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	485,710
12/01/2031	2.000%	450,000	388,209
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2017A
05/01/2026	5.000%	1,250,000	1,289,240
Series 2023
05/01/2040	5.000%	2,000,000	2,226,894
Series 2019
06/01/2038	5.000%	3,000,000	3,202,203
Series 2019G
08/01/2033	5.000%	1,320,000	1,428,133
Series 2023G
08/01/2041	5.000%	2,320,000	2,581,809
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	774,910
Series 2016A
08/01/2031	3.500%	500,000	502,852
08/01/2032	3.500%	500,000	501,603
Total			15,690,395
Transportation 3.6%
State of Oregon Department of Transportation
Revenue Bonds
Second Lien - GARVEE Program (The)
Series 2024
05/15/2038	5.000%	1,000,000	1,134,920
Columbia Oregon Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,280,994
10/01/2027	5.000%	1,485,000	1,570,118
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,153,543
Total			11,139,575
Water & Sewer 12.0%
City of Beaverton
Revenue Bonds
Series 2024
04/01/2040	5.000%	2,070,000	2,329,804
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,189,986
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,494,176
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	507,758
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	210,123
08/01/2041	5.000%	525,000	575,943
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,206,447
12/01/2042	5.000%	5,000,000	5,475,499
12/01/2043	5.000%	1,085,000	1,183,773
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,461,135
Second Lien
Subordinated Series 2024A
05/01/2038	5.000%	1,500,000	1,703,263
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,610,325
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	200,612
04/01/2026	4.000%	250,000	253,752
04/01/2027	4.000%	270,000	276,780
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	201,592
11/01/2033	5.000%	265,000	267,056
11/01/2034	5.000%	250,000	251,891
11/01/2035	5.000%	225,000	226,646
11/01/2036	5.000%	200,000	201,394
11/01/2043	5.000%	1,970,000	1,979,837
Medford Water Commission
Revenue Bonds
Series 2024
07/15/2031	5.000%	1,120,000	1,251,656
07/15/2032	5.000%	1,650,000	1,863,854
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,852,798
Series 2024
06/01/2042	5.000%	1,000,000	1,112,898
Total			36,888,998
Total Municipal Bonds (Cost $305,776,961)			298,117,766

Money Market Funds 0.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.187%(i)	1,770,020	1,770,197
Total Money Market Funds (Cost $1,770,020)		1,770,197
Total Investments in Securities (Cost: $314,946,981)		307,287,963
Other Assets & Liabilities, Net		(32,339)
Net Assets		307,255,624

Columbia Oregon Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $2,286,369, which represents 0.74% of total net assets.

(e)	Represents a security purchased on a when-issued basis.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(g)	Zero coupon bond.
(h)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2024, the total value of these securities amounted to $5,865,921, which represents 1.91% of total net assets.

(i)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Oregon Intermediate Municipal Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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